Segments - Gross Premiums Written by the Geographical Location (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Gross premiums written	$ 4,717.6	$ 4,403.1	$ 3,579.0
United Kingdom
Segment Reporting Information [Line Items]
Gross premiums written	2,423.7	2,347.2	1,977.0
Bermuda
Segment Reporting Information [Line Items]
Gross premiums written	1,854.8	1,448.4	1,047.5
Republic of Ireland
Segment Reporting Information [Line Items]
Gross premiums written	$ 439.1	$ 607.5	$ 554.5